Post balance sheet events	12 Months Ended
Dec. 31, 2018
Post balance sheet events
Post balance sheet events

D3    Post balance sheet events

Dividends

The second interim ordinary dividend for the year ended 31 December 2018, that was approved by the Board of Directors after 31 December 2018, is described in note B6.

Renewal of strategic bancassurance alliance with United Overseas Bank Limited

In January 2019, the Group announced the renewal of its regional strategic bancassurance alliance with United Overseas Bank Limited (UOB). The new agreement extends the original alliance, which commenced in 2010 to 2034 and increases the geographical scope to include a fifth market, Vietnam, alongside the existing markets across Singapore, Malaysia, Thailand and Indonesia.

As part of this transaction, Prudential has agreed to pay UOB an initial fee of £662 million (translated using a Singapore dollar: £ foreign exchange rate of 1.7360) for distribution rights which is not dependent on future sales volumes. This amount will be paid in three instalments of £230 million in February 2019, £331 million in January 2020 and £101 million in January 2021. In line with the Group’s policy, these amounts will be capitalised as a distribution rights intangible asset.